ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Contract Receivables

A summary of contract receivables is as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Contract receivables:
Contracts in progress	$245,604	164,898
Completed contracts	40,345	35,702
Retainages	58,431	17,896
Unbilled (1)	4,303	4,303
Less allowances	(14,299)	(14,325)
Accounts receivable—trade, net	$334,384	$208,474
(1)	This amount relates to a project milestone billing for which we are awaiting the customer’s final acceptance certificate. We expect to receive the final acceptance certificate during 2017.

Retainages on Contracts

The following amounts represent retainages on contracts:

	December 31, 2016	December 31, 2015
	(in thousands)
Retainages expected to be collected within one year	$58,431	$17,896
Retainages expected to be collected after one year	127,193	155,061
Total retainages	$185,624	$172,957

Summary of Accounts Receivable Other

A summary of accounts receivable—other is as follows:

	December 31, 2016	December 31, 2015
	(In thousands)
Receivables from unconsolidated affiliates	$13,292	$12,816
Accrued unbilled other	12,075	14,021
Employee receivables	4,730	4,376
Other taxes receivable	2,483	28,743
Other	4,349	6,733
Accounts receivable—other	$36,929	$66,689